SHARE-BASED COMPENSATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 19, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 47,313	¥ 26,534	¥ (19,122)
General and administrative expense
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 44,088	¥ 26,534	¥ (24,091)
Outstanding weighted average share options
SHARE-BASED COMPENSATION
Service period (in years)	4 years
Expiration period (in years)		3 months
Granted (in shares)		10,429,567	1,266,357	6,700,665
Outstanding weighted average share options | 2018 Second Plan
SHARE-BASED COMPENSATION
Vesting percentage	25.00%
Performance Awards
SHARE-BASED COMPENSATION
Unrecognized compensation costs		¥ 62,100
Performance Awards | General and administrative expense
SHARE-BASED COMPENSATION
Share-based compensation expense		¥ 33,000	¥ 7,700